Risk/Return Summary - FidelityGovernmentMoneyMarketFund-AdvisorMPRO	Apr. 02, 2024
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Government Money Market Fund Advisor M Class June 29, 2023 Prospectus